UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/23

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus New York Municipal Money Market Fund

SEMI-ANNUAL REPORT

May 31, 2023

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

Information About the Approval of
the Fund’s Amended Management

and New Sub-Investment Advisory Agreements	24

FOR MORE INFORMATION

Back Cover

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Municipal Money Market Fund from December 1, 2022 to May 31, 2023. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2023

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$3.01	$4.66	$1.66
Ending value (after expenses)	$1,012.00	$1,010.30	$1,013.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2023

	Wealth Shares	Service Shares	Premier Shares
Expenses paid per $1,000†	$3.02	$4.68	$1.66
Ending value (after expenses)	$1,021.94	$1,020.29	$1,023.29
†

Expenses are equal to the fund’s annualized expense ratio of .60% for Wealth Shares, .93% for Service Shares and .33% for Premier Shares, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2023 (Unaudited)

Short-Term Investments - 99.1%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - 2.9%
Tender Option Bond Trust Receipts (Series 2022-XF3015), (Maryland Economic Development Corporation, Revenue Bonds (929 N Wolfe Street Project) (Liquidity Agreement; Mizuho Capital Markets LLC & LOC; Mizuho Capital Market LLC) Ser. A), Trust Maturity Date 9/1/2027	3.81	6/7/2023	3,000,000	[a,b,c]	3,000,000
New York - 93.3%
Adirondack Central School District, BAN, Refunding (Insured; State Aid Withholding)	3.25	6/28/2023	3,000,000		2,999,512
Albany Industrial Development Agency, Revenue Bonds (Living Resources Corp. Project) (LOC; HSBC Bank USA NA) Ser. A	3.42	6/7/2023	2,865,000	[a]	2,865,000
Albany Industrial Development Agency, Revenue Bonds (Renaissance Corp. of Albany Project) (LOC; M&T Bank)	3.64	6/7/2023	1,100,000	[a]	1,100,000
Amherst Development Corp., Revenue Bonds, Refunding (Asbury Pointe Obligated Group) (LOC; M&T Bank) Ser. A	3.64	6/7/2023	4,895,000	[a]	4,895,000
Build New York City Resource Corp., Revenue Bonds (Federation of Protestant Welfare Agencies Inc.) (LOC; TD Bank NA)	3.58	6/7/2023	4,800,000	[a]	4,800,000
Commack Union Free School District/NY, BAN (Insured; State Aid Withholding)	4.00	6/30/2023	350,000		350,062
County of Orange NY, GO, Refunding	5.00	7/1/2023	105,000		105,065
Geneva Industrial Development Agency, Revenue Bonds (The Colleges of the Seneca Project) (LOC; JPMorgan Chase Bank NA)	3.42	6/7/2023	5,100,000	[a]	5,100,000
Guilderland Central School District, BAN, Refunding (Insured; State Aid Withholding) Ser. B	4.00	7/28/2023	400,000		400,308
Nassau County Industrial Development Agency, Revenue Bonds (Clinton Plaza Senior Housing Project) (LOC; Federal National Mortgage Association)	3.51	6/7/2023	5,065,000	[a]	5,065,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 93.3% (continued)
New York City Housing Development Corp., Revenue Bonds (Ogden Avenue Apartments) (LOC; Federal National Mortgage Association) Ser. A	3.51	6/7/2023	2,400,000	[a]	2,400,000
New York City Industrial Development Agency, Revenue Bonds (Air Express International Corp. Project) (LOC; Citibank NA)	3.50	6/7/2023	5,000,000	[a]	5,000,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA2	4.10	6/1/2023	1,000,000	[a]	1,000,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD-3A	3.95	6/1/2023	2,000,000	[a]	2,000,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. G6	4.00	6/1/2023	2,500,000	[a]	2,500,000
New York State Dormitory Authority, Revenue Bonds, Refunding (FFT Senior Communities Inc.) (LOC; HSBC Bank USA NA)	3.65	6/7/2023	3,945,000	[a]	3,945,000
New York State Housing Finance Agency, Revenue Bonds (900 Eighth Avenue Condominium) (LOC; Federal National Mortgage Association) Ser. A	3.55	6/7/2023	3,000,000	[a]	3,000,000
New York State Housing Finance Agency, Revenue Bonds (LOC; Federal National Mortgage Association)	3.55	6/7/2023	3,500,000	[a]	3,500,000
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 2	3.88	6/7/2023	1,500,000	[a]	1,500,000
Niagara Area Development Corp., Revenue Bonds, Refunding (Niagara Falls Memorial Medical Center Project) (LOC; HSBC Bank USA NA)	3.65	6/7/2023	4,355,000	[a]	4,355,000
RBC Municipal Products Inc. Trust, Revenue Bonds, Refunding (LOC; Royal Bank of Canada) Ser. E146	3.44	6/7/2023	5,000,000	[a,b]	5,000,000
RBC Municipal Products Trust, Revenue Bonds, Refunding (JFK Terminal Redevelopment Project) (Liquidity Agreement; Royal Bank of Canada & LOC; Royal Bank of Canada) Ser. E-154	3.51	6/7/2023	5,350,000	[a,b]	5,350,000

Short-Term Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 93.3% (continued)
South Country Central School District at Brookhaven, TAN (Insured; State Aid Withholding)	5.00	6/22/2023	3,300,000		3,301,916
South Huntington Union Free School District, TAN (Insured; State Aid Withholding)	4.00	6/28/2023	2,700,000		2,701,293
St. Lawrence County Industrial Development Agency, Revenue Bonds (United Helpers Independent Living Corp.) (LOC; NBT Bank NA)	3.63	6/7/2023	425,000	[a]	425,000
Tender Option Bond Trust Receipts (Series 2020-XF0989), (Port Authority of New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 7/15/2060	3.48	6/7/2023	365,000	[a,b,c]	365,000
Tender Option Bond Trust Receipts (Series 2022-XG0377), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America PLC & LOC; Bank of America PLC) Ser. 231), Trust Maturity Date 8/1/2052	3.48	6/7/2023	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2022-XG0379), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 232), Trust Maturity Date 8/1/2052	3.48	6/7/2023	800,000	[a,b,c]	800,000
Tender Option Bond Trust Receipts (Series 2022-XG0394), (Port Authority New York & New Jersey, Revenue Bonds (Liquidity Agreement; Bank of America NA) Ser. 221), Trust Maturity Date 7/15/2055	3.48	6/7/2023	1,920,000	[a,b,c]	1,920,000
Tender Option Bond Trust Receipts (Series 2022-YX1178), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Barclays Bank PLC) Ser. 223), Trust Maturity Date 7/15/2051	3.48	6/7/2023	4,125,000	[a,b,c]	4,125,000
Tender Option Bond Trust Receipts (Series 2022-ZL0273), (Port Authority of New York & New Jersey, Revenue Bonds, Refunding (Liquidity Agreement; Bank of America NA)), Trust Maturity Date 8/1/2047	3.48	6/7/2023	935,000	[a,b,c]	935,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.1% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 93.3% (continued)
Tender Option Bond Trust Receipts (Series 2023-XL0434), (Triborough New York Bridge & Tunnel Authority, Revenue Bonds (LOC; Bank of America NA) Ser. A), Trust Maturity Date 5/15/2063	3.44	6/7/2023	3,000,000	[a,b,c]	3,000,000
Tender Option Bond Trust Receipts (Series 2023-XM1442), (New York State Envoirmental Facilities Corp., Revenue Bonds, Ser. B), Trust Maturity Date 9/15/2052	3.44	6/7/2023	3,560,000	[a,b,c]	3,560,000
Tompkins County Industrial Development Agency, Revenue Bonds (LOC; M&T Bank) Ser. A	3.64	6/7/2023	4,405,000	[a]	4,405,000
Westchester County Industrial Development Agency, Revenue Bonds (Westchester Arts Council Project) (LOC; Wells Fargo Bank NA)	3.55	6/7/2023	1,675,000	[a]	1,675,000
				97,443,156
South Carolina - 2.9%
Tender Option Bond Trust Receipts (Series 2022-XF3075), (South Carolina Jobs-Economic Development Authority, Revenue Bonds (Park at Sondrio Apartments Project) (LOC; Mizuho Capital Markets LLC) Ser. A), Trust Maturity Date 6/1/2028	3.81	6/7/2023	3,000,000	[a,b,c]	3,000,000
Total Investments (cost $103,443,156)			99.1%	103,443,156
Cash and Receivables (Net)			0.9%	940,267
Net Assets			100.0%	104,383,423

a The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities amounted to $34,055,000 or 32.62% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Multifamily Housing	16.3
General	11.7
Medical	11.5
Transportation	10.7
School District	9.3
Housing	8.6
Water	6.3
Airport	5.1
Education	4.9
Development	4.8
Facilities	4.2
Nursing Homes	4.2
Single Family Housing	1.4
General Obligation	.1
99.1

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2023 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	103,443,156	103,443,156
Cash		253,651
Interest receivable		664,214
Receivable for shares of Beneficial Interest subscribed		50,490
Prepaid expenses		34,200
		104,445,711
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		20,644
Trustees’ fees and expenses payable		1,983
Payable for shares of Beneficial Interest redeemed		1,156
Other accrued expenses		38,505
		62,288
Net Assets ($)		104,383,423
Composition of Net Assets ($):
Paid-in capital		104,358,468
Total distributable earnings (loss)		24,955
Net Assets ($)		104,383,423

Net Asset Value Per Share	Wealth Shares	Service Shares	Premier Shares
Net Assets ($)	79,351,424	7,108,388	17,923,611
Shares Outstanding	79,325,994	7,105,670	17,917,714
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2023 (Unaudited)

Investment Income ($):
Interest Income	1,637,146
Expenses:
Management fee—Note 2(a)	107,888
Shareholder servicing costs—Note 2(b)	122,382
Professional fees	43,799
Administrative service fees—Note 2(c)	38,492
Registration fees	26,960
Chief Compliance Officer fees—Note 2(c)	12,040
Custodian fees—Note 2(c)	7,456
Trustees’ fees and expenses—Note 2(d)	6,222
Prospectus and shareholders’ reports	5,527
Miscellaneous	5,888
Total Expenses	376,654
Less—reduction in expenses due to undertaking—Note 2(a)	(44,791)
Less—reduction in fees due to earnings credits—Note 2(c)	(11,765)
Net Expenses	320,098
Net Investment Income	1,317,048
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(1)
Net Increase in Net Assets Resulting from Operations	1,317,047

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2023 (Unaudited)	[a]	Year Ended November 30, 2022
Operations ($):
Net investment income	1,317,048		533,878
Net realized gain (loss) on investments	(1)		(1)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,317,047		533,877
Distributions ($):
Distributions to shareholders:
Wealth Shares	(903,703)		(393,625)
Service Shares	(143,023)		(63,368)
Premier Shares	(246,491)		(76,475)
Total Distributions	(1,293,217)		(533,468)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Wealth Shares	34,647,662		45,162,506
Service Shares	53,307,110		106,709,505
Premier Shares	14,269,715		13,702,649
Distributions reinvested:
Wealth Shares	891,829		390,065
Service Shares	137,001		61,987
Premier Shares	236,538		76,121
Cost of shares redeemed:
Wealth Shares	(38,873,283)		(67,106,605)
Service Shares	(64,579,810)		(112,751,515)
Premier Shares	(7,348,073)		(12,006,819)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(7,311,311)		(25,762,106)
Total Increase (Decrease) in Net Assets	(7,287,481)		(25,761,697)
Net Assets ($):
Beginning of Period	111,670,904		137,432,601
End of Period	104,383,423		111,670,904

[a]		During the period ended May 31, 2023, 7,079,264 Wealth shares representing $7,083,005 were exchanged for 7,083,005 Premier shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2023	Year Ended November 30,
Wealth Shares	(Unaudited)	2022	2021[a]	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.012	.005	.000[b]	.003	.008	.007
Distributions:
Dividends from net investment income	(.012)	(.005)	(.000)[b]	(.003)	(.008)	(.007)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.20[c]	.49	.01	.29	.83	.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[d]	.64	.67	.75	.75	.76
Ratio of net expenses to average net assets	.60[d]	.43	.10	.41	.74	.76
Ratio of net investment income to average net assets	2.43[d]	.44	.01	.29	.83	.68
Net Assets, end of period ($ x 1,000)	79,351	82,667	104,221	105,143	90,626	87,344

a Effective February 1, 2021, the fund’s Class A shares were renamed Wealth shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

	Six Months Ended
	May 31, 2023	Year Ended November 30,
Service Shares	(Unaudited)	2022	2021[a]	2020	2019	2018
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.010	.003	.000[b]	.002	.004	.003
Distributions:
Dividends from net investment income	(.010)	(.003)	(.000)[b]	(.002)	(.004)	(.003)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	1.03[c]	.34	.01	.17	.43	.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.21[d]	1.17	1.18	1.14	1.14	1.15
Ratio of net expenses to average net assets	.93[d]	.55	.09	.63	1.13	1.14
Ratio of net investment income to average net assets	2.06[d]	.25	.01	.21	.44	.31
Net Assets, end of period ($ x 1,000)	7,108	18,243	24,223	22,103	49,592	59,095

a Effective February 1, 2021, the fund’s Class B shares were renamed Service shares.

b Amount represents less than $.001 per share.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2023	Year Ended November 30,
Premier Shares	(Unaudited)	2022	2021	2020[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.014	.007	.000[b]	.000[b]
Distributions:
Dividends from net investment income	(.014)	(.007)	(.000)[b]	(.000)[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	1.35[c]	.69	.01	.00[c,d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.42[e]	.40	.40	.65[e]
Ratio of net expenses to average net assets	.33[e]	.28	.07	.05[e]
Ratio of net investment income to average net assets	2.77[e]	.69	.01	.01[e]
Net Assets, end of period ($ x 1,000)	17,924	10,761	8,988	40

a From November 23, 2020 (commencement of initial offering) to November 30, 2020.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus New York Municipal Money Market Fund (the “fund”) is the sole series of General New York Municipal Money Market Fund (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The fund is managed by Dreyfus, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Wealth, Service and Premier. Wealth, Service and Premier shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Wealth, Service and Premier shares are subject to Shareholder Services Plans. Service shares is subject to Administrative Services Plan. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Short-Term Investments	-	103,443,156	-	103,443,156

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments. The value of a security may also decline due to general market conditions that are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, changes to inflation, adverse changes to credit markets or adverse investor sentiment generally. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Municipal Securities Risk: Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or each relevant fund’s ability to maintain a stable net asset value.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2023, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2022 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2022. These short-term losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2022 was as follows: tax exempt income $532,752 and long-term capital gains $716. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New accounting pronouncements: In 2020, the FASB issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting.

The objective of the guidance in Topic 848 is to provide temporary relief during the transition period. The FASB included a sunset provision within Topic 848 based on expectations of when the LIBOR would cease being published. At the time that Update 2020-04 was issued, the UK Financial Conduct Authority (FCA) had established its intent that it would no longer be necessary to persuade, or compel, banks to submit to LIBOR after December 31, 2021. As a result, the sunset provision was set for December 31, 2022—12 months after the expected cessation date of all currencies and tenors of LIBOR.

In March 2021, the FCA announced that the intended cessation date of the overnight 1-, 3-, 6-, and 12-month tenors of USD LIBOR would be June 30, 2023, which is beyond the current sunset date of Topic 848.

Because the current relief in Topic 848 may not cover a period of time during which a significant number of modifications may take place, the amendments in this Update defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024 (“FASB Sunset Date”), after which entities will no longer be permitted to apply the relief in Topic 848.

Management had evaluated the impact of Topic 848 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the Reference Rate Reform. Management has no concerns in adopting Topic 848 by FASB Sunset Date. Management will continue to work with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines. As of May 31, 2023, management believes these accounting standards have no impact on the fund and does not have any concerns of adopting the regulations by FASB Sunset Date.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of ..20% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2023, there was no reduction in expenses pursuant to the Agreement.

The Adviser has contractually agreed, from December 1, 2022 through March 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund’s Service shares so that the direct expenses of the fund’s Service shares (excluding taxes, brokerage commisssions and extraordinary expenses) do not exceed 1.00% of the value of the Service shares’ average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 31, 2024, the Adviser may terminate the expense limitation agreement at any time.

In addition, the Adviser has contractually agreed, from December 1, 2022 through March 31, 2024, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Premier shares (excluding taxes, brokerage commissions and extraordinary expense) do not exceed .35% of the value of the Premier shares’ average daily net assets. To the extent that it is necessary for the Adviser to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after March 31, 2024, the Adviser may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertakings, amounted to $44,791 during the period ended May 31, 2023.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fees” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Wealth shares’ average net assets for such fiscal year, the fund may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. If said rule is amended in any material respect (e.g., to provide for a limit that exceeds .25%), this undertaking shall terminate automatically. During the period ended May 31, 2023, there was no reduction in expenses pursuant to the undertaking.

(b) Under the Reimbursement Shareholder Services Plan with respect to Premier shares (the “Reimbursement Shareholder Services Plan”), Premier shares reimburse the Distributor at an amount not to exceed an annual rate of .05% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Premier shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2023, Premier shares were charged $0, pursuant to the Reimbursement Shareholder Services Plan.

Under the Compensation Shareholder Services Plans with respect to Wealth and Service shares (the “Compensation Shareholder Services Plans”), Wealth and Service shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2023, Wealth and Service shares were charged $94,785 and $17,496, respectively, pursuant to each of their respective Compensation Shareholder Services Plans.

(c) Under the Administrative Services Plan with respect to Service shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at an annual rate of .55% of the value of their average daily net assets attributable to the fund’s Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

support. During the period ended May 31, 2023, Service shares were charged $38,492, pursuant to the Administrative Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2023, the fund was charged $7,605 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $4,309.

The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2023, the fund was charged $7,456 pursuant to the custody agreement. These fees were offset by earnings credits of $7,456.

The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2023, the fund was charged $480 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2023, the fund was charged $12,040 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $17,840, Administrative Services Plan fees of $3,785, Shareholder Services Plans fees of $18,391, Chief Compliance Officer fees of $4,924 and Transfer Agent fees of $3,908, which are offset against an expense reimbursement currently in effect in the amount of $28,204.

(d) Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2023, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $5,500,000 and $14,375,000 respectively.

NOTE 4—Subsequent Event:

Effective on or about September 1, 2023 (the “Effective Date”), the Adviser will engage its affiliate, Dreyfus, to serve as the fund’s sub-adviser. Dreyfus is a division of Mellon Investments Corporation, a registered investment adviser and an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, with its principal office located at One Boston Place, 15th Floor, Boston, MA 02108. As of the Effective Date, Dreyfus, subject to the Adviser’s supervision and approval, will provide investment advisory assistance and research and the day-to-day management of the fund’s assets.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S AMENDED MANAGEMENT AND NEW SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees (the “Board”) held on May 17, 2023 (the “May Meeting”), the Board appointed Mellon Investments Corporation (“Mellon”), through its Dreyfus division (“Dreyfus” or the “Sub-Adviser”), as the fund’s sub-investment adviser and approved a new sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Dreyfus, a division of Mellon, whereby Mellon, through its Dreyfus division, will serve as the fund’s sub-investment adviser and provide day-to-day management of the fund’s investments, effective on or about September 1, 2023 (the “Effective Date”). The Board noted that the portfolio managers who are responsible for managing the investments of the fund are dual employees of the Adviser and Mellon, through the Dreyfus division, and currently manage the fund in their capacity as employees of the Adviser. The Board further noted that the dual employee arrangement between the Adviser and Mellon would be terminated as of the Effective Date, and the portfolio managers would no longer be employees of the Adviser. Accordingly, as of the Effective Date, the portfolio managers will manage the fund’s investments as employees of Mellon, through its Dreyfus division, pursuant to the Sub-Advisory Agreement. Mellon is an affiliate of the Adviser. In addition, at the May Meeting the Board approved an amendment to the fund’s current management agreement (the “Current Management Agreement”) between the Adviser and the fund to more clearly reflect the Adviser’s ability to employ one or more sub-investment advisers to manage the fund on a day-to-day basis and the Adviser’s responsibility to oversee and supervise any such sub-investment adviser, and to reflect the engagement of Mellon, through its Dreyfus division, as sub-adviser to the fund (the “Amended Management Agreement” and, together with the Sub-Advisory Agreement, the “Agreements”), to be effective on the Effective Date.

At the May Meeting, the Adviser recommended the approval of the Agreements based on the following considerations, among others: (i) approval of the Agreements would permit the fund’s current portfolio managers to continue to be responsible for the day-to-day management of the fund’s portfolio after the Effective Date as employees of Mellon, through its Dreyfus division; (ii) there will be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund as a result of the proposed changes to the investment advisory arrangements; and (iii) the Adviser (and not the fund) will pay the Sub-Adviser for its sub-investment advisory services. The Adviser also confirmed that the appointment of Mellon, through its Dreyfus division, as the fund’s sub-investment adviser and the adoption of the Sub-Advisory Agreement would not require the approval of the fund’s shareholders under the Investment Company Act of 1940, as amended (the “1940 Act”), or the Investment Advisers Act of 1940, as amended. The Board also considered the fact that the Adviser stated that it believes there are no material changes to the information the Board had previously considered at a Board meeting on July 27, 2022 (the “15(c) Meeting”), at which the Board re-approved the Current Management Agreement for the ensuing year, other than information about the appointment of Mellon, through its Dreyfus division, as the fund’s sub-adviser.

At the May Meeting, the Board members, none of whom are “interested persons” (as defined in the 1940 Act) of the fund (“Independent Trustees”), were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and Mellon. Since the Board had renewed the Current Management Agreement at the 15(c) Meeting, and, other than as discussed below, there had been no material changes in the information presented, the Board addressed certain of the relevant considerations by reference to their considerations and determinations at the 15(c) Meeting. In considering approval of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve the Agreements, the Board considered the materials presented at both the May Meeting and 15(c) Meeting, and other information, which included: (i) a copy of the Sub-Advisory Agreement; (ii) information regarding the nature, extent and quality of the services Mellon, through its Dreyfus division, would provide to the fund; (iii) information regarding Mellon’s and the Dreyfus division’s reputation, investment management business, personnel, and operations; (iv) information regarding the level of the sub-investment advisory fee to be charged by Mellon, through its Dreyfus division; (v) information regarding Mellon’s compliance program; and (vi) Mellon’s Form ADV. The Board also considered the substance of discussions with representatives of the Adviser at the 15(c) Meeting and the May Meeting. Additionally, the Board reviewed materials supplied by counsel that were prepared for use by the Board in fulfilling its duties under the 1940 Act.

Nature, Extent and Quality of Services to be Provided. In examining the nature, extent and quality of the services that were expected to be provided by the Sub-Adviser to the fund under the Sub-Advisory Agreement, the Board considered: (i) the Sub-Adviser’s organization, history, reputation, qualification and background, as well as the qualifications of its personnel; (ii) the expertise of the personnel providing portfolio management services which would remain the same after the Effective Date; and (iii) the investment strategy for the fund, which would remain the same after the Effective Date. The Board also considered the review process undertaken by the Adviser and the Adviser’s favorable assessment of the nature and quality of the sub-investment advisory services expected to be provided to the fund by the Sub-Adviser after the Effective Date. Based on their consideration and review of the foregoing information, the Board concluded that the nature, extent and quality of the sub-investment advisory services to be provided by the Sub-Adviser under the Sub-Advisory Agreement, as well as the Sub-Adviser’s ability to render such services based on its resources and the experience of the investment team, which will include the fund’s current portfolio managers, were adequate and appropriate for the fund in light of the fund’s investment objective, and supported a decision to approve the Sub-Advisory Agreement. The Board also considered, as it related to the Amended Management Agreement, the Adviser’s

INFORMATION ABOUT THE APPROVAL OF THE FUND’S AMENDED MANAGEMENT AND NEW SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the fund’s portfolio management personnel, and the Adviser’s representation that there will be no reduction in the nature, extent or quality of services provided to the fund as a result of the proposed changes to the fund’s investment advisory arrangements.

Investment Performance. The Board had considered the fund’s investment performance and that of the investment team managing the fund’s portfolio at the 15 (c) Meeting (including comparative data provided by Broadridge Financial Solutions, Inc.). At the May Meeting, the Board reviewed updated performance information. The Board considered the performance and that the same investment professionals would continue to manage the fund’s assets after the Effective Date, as factors in evaluating the services to be provided by the Sub-Adviser under the Sub-Advisory Agreement after the Effective Date, and determined that these factors, when viewed together with the other factors considered by the Board, supported a decision to approve the Sub-Advisory Agreement and the Amended Management Agreement.

Costs of Services to be Provided and Profitability. The Board considered the proposed fee payable under the Sub-Advisory Agreement, noting that the fee would be paid by the Adviser and, thus, would not impact the fees paid by the fund. The Board considered the fee payable to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board recognized that, because the Sub-Adviser’s fee would be paid by the Adviser, and not the fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the fund’s Current Management Agreement, and that the Board had received and considered a profitability analysis of the Adviser and its affiliates, including the Sub-Adviser, at the 15(c) Meeting. The Board concluded that the proposed fee payable to the Sub-Adviser by the Adviser was appropriate and the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the fund by the Adviser under the Amended Management Agreement and the Sub-Adviser under the Sub-Advisory Agreement.

Economies of Scale to be Realized. The Board recognized that, because the fee payable to the Sub-Adviser would be paid by the Adviser, and not the fund, an analysis of economies of scale was more appropriate in the context of the Board’s consideration of the Current Management Agreement, which had been done at the 15(c) Meeting. At the 15(c) Meeting, the Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Current Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board also considered whether there were any ancillary benefits that would accrue to the Sub-Adviser as a result of its relationship with the fund, and such ancillary benefits, if any, were determined to be reasonable.

In considering the materials and information described above, the Independent Trustees received assistance from, and met separately with, their independent legal counsel, and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to the approval of investment advisory and sub-investment advisory agreements.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board members, all of whom are Independent Trustees, with the assistance of independent legal counsel, approved the Sub-Advisory Agreement and Amended Management Agreement for the fund effective as of the Effective Date.

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For More Information

Dreyfus New York Municipal Money Market Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Wealth Shares: GNMXX Service Shares: GNYXX Premier Shares: GNBXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2023 BNY Mellon Securities Corporation 0574SA0523

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By: /s/ David J. DiPetrillo

      David J. DiPetrillo

      President (Principal Executive Officer)

Date: July 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

       David J. DiPetrillo

       President (Principal Executive Officer)

Date: July 18, 2023

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: July 18, 2023

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)